Consolidated Statements of Direct Cash Flows - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows provided by Operating Activities
Receipts from the sale of goods and the rendering of services (including taxes)	$ 2,626,374,510	$ 2,296,830,656	$ 2,388,420,701
Payments for Operating Activities
Payments to suppliers for goods and services (including taxes)	(1,802,751,639)	(1,526,444,730)	(1,495,009,304)
Payments to and on behalf of employees	(203,681,853)	(199,460,816)	(221,146,637)
Other payments for operating activities (value-added taxes on purchases, sales and others)	(292,958,045)	(267,827,342)	(333,155,023)
Dividends received	411,041	601,022	1,540,090
Interest payments	(36,141,477)	(41,353,013)	(53,103,434)
Interest received	1,539,120	3,545,313	8,240,023
Income tax payments	(34,198,767)	(29,904,176)	(40,654,077)
Other cash movements (tax on bank debits Argentina and others)	(3,444,416)	(707,552)	(7,171,991)
Cash flows provided by (used in) Operating Activities	255,148,474	235,279,362	247,960,348
Cash flows provided by (used in) Investing Activities
Contributions made in associates		(15,615,466)	(15,570,161)
Proceeds from sale of Property, plant and equipment	18,904	260,116	99,421
Purchase of Property, plant and equipment	(110,683,258)	(121,063,273)	(168,857,680)
Purchase of intangible assets	(448,307)		(11,923,449)
Proceeds from other long-term assets (redemption of term deposits over 90 days)		13,883,132	81,258,426
Purchase of other long-term assets (term deposits over 90 days)			(41,059,494)
Payments on forward, term, option and financial exchange agreements	1,135,034	6,403,152	1,374,638
Other payments on the purchase of financial instruments	(70,373)	(1,953,309)	(14,153,111)
Net cash flows used in Investing Activities	(110,048,000)	(118,085,648)	(168,831,410)
Cash Flows generated from (used in) Financing Activities
Proceeds from short-term loans obtained	50,297,337	29,850,728	71,801,741
Loan payments	(74,332,889)	(44,234,859)	(52,146,995)
Lease liability payments	(2,989,457)	(2,395,966)	(4,745,884)
Dividend payments by the reporting entity	(86,265,896)	(87,535,698)	(74,968,175)
Other inflows (outflows) of cash (Placement and payment of public obligations)	(13,821,732)	(10,319,483)	(18,286,457)
Net cash flows (used in) generated by Financing Activities	(127,112,637)	(114,635,278)	(78,345,770)
Net increase in cash and cash equivalents before exchange differences	17,987,837	2,558,436	783,168
Effects of exchange differences on cash and cash equivalents	4,048,168	3,574,340	(5,804,932)
Effects of inflation on cash and cash equivalents	(2,006,632)	(4,836,279)
Net decrease in cash and cash equivalents	20,029,373	1,296,497	(5,021,764)
Cash and cash equivalents - beginning of period	137,538,613	136,242,116	141,263,880
Cash and cash equivalents - end of period	$ 157,567,986	$ 137,538,613	$ 136,242,116